Net Income Or Loss Per Limited Partner Unit	12 Months Ended
Dec. 31, 2011
Net Income Or Loss Per Limited Partner Unit [Abstract]
Net Income Or Loss Per Limited Partner Unit
16.	Net Income or Loss per Limited Partner Unit

Our net income or loss is allocated to the general partner and the limited partners, including the holders of the subordinated units, through the date of subordinated conversion, in accordance with their respective ownership percentages, after allocating Available Cash generated during the period in accordance with our partnership agreement.

Securities that meet the definition of a participating security are required to be considered for inclusion in the computation of basic earnings per unit using the two-class method. Under the two-class method, earnings per unit is calculated as if all of the earnings for the period were distributed under the terms of the partnership agreement, regardless of whether the general partner has discretion over the amount of distributions to be made in any particular period, whether those earnings would actually be distributed during a particular period from an economic or practical perspective, or whether the general partner has other legal or contractual limitations on its ability to pay distributions that would prevent it from distributing all of the earnings for a particular period.

These required disclosures do not impact our overall net income or loss or other financial results; however, in periods in which aggregate net income exceeds our Available Cash it will have the impact of reducing net income per LPU.

Basic and diluted net income or loss per LPU is calculated by dividing limited partners' interest in net income or loss, by the weighted-average number of outstanding LPUs during the period. Diluted net income per limited partner unit is computed based on the weighted average number of units plus the effect of dilutive potential units outstanding during the period using the two-class method. Dilutive potential units include outstanding performance units, phantom units and restricted units. The dilutive effect of unit-based awards was 64,286 equivalent units during the year ended December 31, 2011. There were no dilutive unit-based awards during the year ended December 31, 2010.